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                                        NEW YORK LIFE INSURANCE COMPANY
                                        51 Madison Avenue
                                        New York, NY 10010
                                        Bus: 212-576-7558
                                        Fax: 212-447-0569
                                        E-mail: charles_a_whites@newyorklife.com
                                        www.newyorklife.com

                                        CHARLES A. WHITES, JR.
                                        ASSISTANT GENERAL COUNSEL

September 9, 2010

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:  New York Life Insurance and Annuity Corporation
     Corporate Sponsored Variable Universal Life Separate Account I File No. 811-07697

Commissioners:

The Semi-Annual Reports dated June 30, 2010 of the underlying funds are incorporated herein by reference as the reports sent to contract owners of New York Life Insurance and Annuity Corporation Corporate Sponsored Variable Universal Life Separate Account I of New York Life Insurance and Annuity Corporation pursuant to Rule 30b-2 of the Investment Company Act of 1940 and are listed as follows:

The Semi-Annual Reports for certain portfolios of MainStay VP Series Fund, Inc. are incorporated by reference as filed on Form N-CSRS, CIK No. 0000887340, File No. 811-03833.

The Semi-Annual Reports for certain portfolios of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) are incorporated by reference as filed on Form N-CSRS, CIK No. 0000896435, File No. 811-07452.

The Semi-Annual Reports for certain portfolios of The Alger Portfolios are incorporated by reference as filed on Form N-CSRS, CIK No. 0000832566, File No. 811-05550.

The Semi-Annual Reports for certain portfolios of AllianceBernstein Variable Products Series Fund, Inc. are incorporated by reference as filed on Form N-CSRS, CIK No. 0000825316, File No. 811-05398.

The Semi-Annual Reports for certain portfolios of American Century Variable Portfolios, Inc. are incorporated by reference as filed on Form N-CSRS, CIK No. 0001124155, File No. 811-10155.

The Semi-Annual Reports for certain portfolios of American Funds Insurance Series (R) are incorporated by reference as filed on Form N-CSRS, CIK No. 0000729528, File No. 811-03857.

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Securities and Exchange Commission
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The Semi-Annual Reports for certain series of Davis Variable Account Fund, Inc.
are incorporated by reference as filed on Form N-CSRS, CIK No. 0001084060, File No. 811-09293.

The Semi-Annual Reports for certain series of Delaware VIP Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0000814230, File No. 811-05162.

The Semi-Annual Reports for certain series of Dreyfus Investment Portfolios are incorporated by reference as filed on Form N-CSRS, CIK No. 0001056707, File No. 811-08673.

The Semi-Annual Reports for certain portfolios of DWS Investments VIT Funds are incorporated by reference as filed on Form N-CSRS, CIK No. 0001006373, File No. 811-07507.

The Semi-Annual Reports for certain portfolios of DWS Variable Series I are incorporated by reference as filed on Form N-CSRS, CIK No. 0000764797, File No. 811-04257.

The Semi-Annual Reports for certain portfolios of DWS Variable Series II are incorporated by reference as filed on Form N-CSRS, CIK No. 0000810573, File No. 811-05002.

The Semi-Annual Reports for certain portfolios of Fidelity(R) Variable Insurance Products Fund are incorporated by reference as filed on Form N-CSRS, CIK No. 0000356494, File No. 811-03329.

The Semi-Annual Reports for certain portfolios of Fidelity(R) Variable Insurance Products Fund II are incorporated by reference as filed on Form N-CSRS, CIK No. 0000831016, File No. 811-05511.

The Semi-Annual Reports for certain portfolios of Fidelity(R) Variable Insurance Products Fund III are incorporated by reference as filed on Form N-CSRS, CIK
No. 0000927384, File No. 811-07205.

The Semi-Annual Reports for certain portfolios of Fidelity(R) Variable Insurance Products Fund IV are incorporated by reference as filed on Form N-CSRS, CIK No. 0000720318, File No. 811-03759.

The Semi-Annual Reports for certain portfolios of Fidelity(R) Variable Insurance Products Fund V are incorporated by reference as filed on Form N-CSRS, CIK No. 0000823535, File No. 811-05361.

The Semi-Annual Reports for certain portfolios of Janus Aspen Series are incorporated by reference as filed on Form N-CSRS, CIK No. 0000906185, File No. 811-07736.

The Semi-Annual Reports for certain portfolios of Lazard Retirement Series Inc. are incorporated by reference as filed on Form N-CSRS, CIK No. 0001033669, File No. 811-08071.

The Semi-Annual Reports for certain portfolios of Lincoln Variable Insurance Products Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0000914036, File No. 811-08090.

The Semi-Annual Reports for certain portfolios of Lord Abbett Series Fund Inc. are incorporated by reference as filed on Form N-CSRS, CIK No. 0000855396, File No. 811-05876.

The Semi-Annual Reports for certain series of MFS (R) Variable Insurance Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0000918571, File No. 811-08326.

The Semi-Annual Reports for certain portfolios of Neuberger Berman Advisers Management Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0000736913, File No. 811-04255.

The Semi-Annual Reports for certain series of Oppenheimer Variable Account Funds are incorporated by reference as filed on Form N-CSRS, CIK No. 0000752737, File No. 811-04108.

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Securities and Exchange Commission
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The Semi-Annual Reports for certain series of PIMCO Variable Insurance Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0001047304, File No. 811-08399.

The Semi-Annual Reports for certain portfolios of Royce Capital Fund are incorporated by reference as filed on Form N-CSRS, CIK No. 0001006387, File No. 811-07537.

The Semi-Annual Reports for certain portfolios of T. Rowe Price Equity Series, Inc. are incorporated by reference as filed on Form N-CSRS, CIK No. 0000918294, File No. 811-07143.

The Semi-Annual Reports for certain portfolios of Universal Institutional Funds, Inc. are incorporated by reference as filed on Form N-CSRS, CIK No. 0001011378, File No. 811-07607.

The Semi-Annual Reports for certain portfolios of Van Eck VIP Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0000811976, File No. 811-05083.

Please note that this correspondence supercedes the letter filed on September 8, 2010 for New York Life Insurance and Annuity Corporation Corporate Sponsored Variable Universal Life Separate Account I.

                                        Sincerely,


                                        /s/ Charles A. Whites, Jr.
                                        Charles A. Whites, Jr.
                                        Assistant General Counsel